Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Equity Fund
Accumulated Value	$ 10,000		$ 11,098.51902	$ 13,679.76748	$ 12,775.12041	$ 16,493.58238	$ 19,220.65959	$ 24,495.29772	$ 20,433.52213	$ 25,688.15737	$ 32,256.37404	$ 38,516.26596
C000002051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Select Equity Fund
Accumulated Value	10,000		11,967.27027	13,578.44884	11,882.2881	15,019.83135	16,708.93336	18,676.34184	14,565.95296	17,475.30111	19,221.86091	20,017.78925
C000002052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Exempt Bond Fund
Accumulated Value	10,000		10,217.78133	11,095.17637	11,274.52858	12,140.805	12,662.0208	13,153.2678	11,652.91053	12,426.42792	13,027.36893	13,687.22101
C000073549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Fund
Accumulated Value	10,000		10,208.835	12,918.46818	11,109.21856	14,049.53856	16,722.19584	19,295.72526	15,541.6855	18,597.56772	19,610.3142	23,965.55478
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,205.367	13,635.50414	12,983.15978	17,063.27271	20,640.28739	26,100.67565	21,108.41715	26,708.317	33,254.80385	39,029.76028
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,273.52255	13,655.67971	12,939.88802	16,953.70621	20,494.96501	25,754.19415	20,807.60619	26,208.59813	32,448.28636	38,011.68974
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,024.80918	10,570.97326	10,706.51829	11,513.26929	12,113.39786	12,297.20308	11,248.69842	11,968.79838	12,094.92679	12,608.40434
MSCI World Ex U S A Index Net Dividends [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex U.S.A. Index - Net Dividends
Accumulated Value	10,000		10,274.84794	12,762.06601	10,963.88036	13,429.75691	14,448.59012	16,272.63226	13,947.11649	16,449.2381	17,222.29887	22,708.3673
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,130.79955	13,907.63798	12,375.8439	15,534.78028	18,635.64981	21,397.24984	17,024.41423	19,906.45603	22,203.24505	25,046.7904
Bloomberg Municipal Bond 5 Year 4 6 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 5 Year (4-6) Index
Accumulated Value	$ 10,000		$ 9,960.61799	$ 10,273.57677	$ 10,446.71778	$ 11,015.54308	$ 11,488.5932	$ 11,527.74218	$ 10,921.39911	$ 11,391.65288	$ 11,524.71279	$ 12,104.25745